Organization and Principal Activities (Details)								12 Months Ended
	Sep. 03, 2025 shares	Sep. 02, 2025 $ / shares shares	Aug. 15, 2025 USD ($) $ / shares shares	Dec. 10, 2024 $ / shares shares	Aug. 15, 2024 shares	Aug. 31, 2023 SGD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Feb. 18, 2025 $ / shares	Jan. 07, 2024	Mar. 01, 2023 USD ($)
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $
Number of preferred shares								2,000,000	2,000,000
Preferred shares of par value (in Dollars per share) | $ / shares								$ 0.001	$ 0.001
Withdrawal of capital contribution (in Dollars) | $										$ 88,900
Preferred Shares [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0.001
Number of preferred shares			10,000,000
Saving Digital Pte, Ltd., [Member]
Organization and Principal Activities [Line Items]
Nominal consideration (in Dollars) | $							$ 10,000
MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $								$ 120,000
MPU Cayman [Member] | Preferred Shares [Member]
Organization and Principal Activities [Line Items]
Number of preferred shares								10,000,000
Preferred shares of par value (in Dollars per share) | $ / shares								$ 0.001
Class A Ordinary Share [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $			$ 1,110,000
Number of ordinary shares			1,000,000,000					1,000,000,000	100,000,000
Par value (in Dollars per share) | $ / shares		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Ordinary shares issued								61,926,888	34,536,384
Ordinary shares outstanding								61,926,888	34,536,384
Entitled to vote		one
Class A Ordinary Share [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares				$ 0.001
Repurchase of shares				5,933,700
Class A Ordinary Share [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $
Number of ordinary shares			900,000,000
Par value (in Dollars per share) | $ / shares											$ 0.001
Repurchase of shares									(5,933,700)
Class A Ordinary Share [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								100,000,000
Par value (in Dollars per share) | $ / shares								$ 0.001
Ordinary shares issued								1
Ordinary shares outstanding								1
Class A Ordinary Share [Member] | Mr. Yucheng Hu [Member]
Organization and Principal Activities [Line Items]
Conversion of ordinary shares		1
Entitled to vote		one
Class A Ordinary Share [Member] | MPU DE [Member]
Organization and Principal Activities [Line Items]
Shares consideration					1,500,000
Class A Ordinary Share [Member] | Redomicile Merger [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued								40,470,084
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares			50,000,000					50,000,000	10,000,000
Par value (in Dollars per share) | $ / shares		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Ordinary shares issued								2,809,977	5,933,700
Ordinary shares outstanding								2,809,977	5,933,700
Conversion of ordinary shares		3,123,723
Entitled to vote		100
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares				$ 0.001
Ordinary shares issued				5,933,700
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $									$ 5,900
Number of ordinary shares			40,000,000
Par value (in Dollars per share) | $ / shares			$ 0.001
Class B Ordinary Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares								10,000,000
Par value (in Dollars per share) | $ / shares								$ 0.001
Class C Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares			50,000,000					10,000,000
Par value (in Dollars per share) | $ / shares		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Ordinary shares issued								3,123,723
Ordinary shares outstanding								3,123,723
Conversion of ordinary shares		3,123,723
Entitled to vote		50
Transfer of ordinary shares	2,290,390
Class C Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $
Number of ordinary shares			50,000,000
Par value (in Dollars per share) | $ / shares			$ 0.001
Class C Ordinary Shares [Member] | Mr. Yucheng Hu [Member]
Organization and Principal Activities [Line Items]
Conversion of ordinary shares		1
Fun Verse [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					100.00%							60.00%
Fun Verse [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					40.00%
Marsprotocol Technologies Pte. Ltd [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage													60.00%
Invested amount (in Dollars) | $													$ 300,000
Withdrawal of capital contribution (in Dollars) | $						$ 120,000